July 3, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Variable Insurance Account C
1933 Act File No. 333-232481
1940 Act File No. 811-5222

Commissioners:

On behalf of the above-named registrant (“Registrant”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the form of the Prospectus Supplement that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectus Supplement contained in Registrant’s initial registration statement filed on July 1, 2019.

Please direct any comments or questions concerning the foregoing to me at (920) 628-2347.

Respectfully,

Cynthia K. Mueller

Senior Counsel